Income taxes (Details 6) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Beginning balance	$ (85,502,621)	$ (87,514,452)
Others increases (decreases)	(48,197,458)	(43,474,235)
Deferred tax losses tax absorption	(559,054)	(1,169,111)
Deferred income tax credit	53,518,809	38,348,112
Conversion effect	23,731,521	6,325,142
Deferred taxes against equity	(360,233)	1,981,923
Deferred income tax on business combinations	(536,201)
Sub-Total	27,597,384	2,011,831
Ending balance	$ (57,905,237)	$ (85,502,621)